Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	2020 US$m	2019 US$m
Cash at bank and in hand	1,150	978
Money market funds, reverse repurchase agreements and other cash equivalents(a)	9,231	7,049
Balance per Group balance sheet and Group cash flow statement	10,381	8,027
(a)We continue to diversify the financial products we invest our surplus cash in. During the year, we purchased securities under resale agreements ("reverse repurchase agreements”). At 31 December 2020 we held US$1,200 million of reverse repurchase agreements, measured at amortised cost and reported within cash and cash equivalents as they are highly liquid products maturing within three months. We accepted collateral of investment grade quality in respect of these reverse repurchase agreements, with a fair value of US$1,260 million as at 31 December 2020. Collateral is not recognised on our balance sheet and in the event of counterparty's default we would be able to sell it.